Employee Benefit Obligations - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Employer contribution to defined benefit plan fund	$ 0
Percentage of sensitizations post-employment benefits to variations	1.00%
Discount rate assumes a decrease	$ 923,224,000	$ 1,019,805,000
Discount rate assumes a increase	1,076,294,000	$ 1,173,586,000
Defined benefit plans will increase	$ 1,914,503,000
Weighted average term	6 years 6 months 14 days